Schedule of disaggregated revenue by services lines (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 688,607,542	$ 633,079,773	$ 702,095,390
Sales of Cargo Oil and Fresh Water and Bunkering Facilitation [Member]
Disaggregation of Revenue [Line Items]
Total revenues	688,210,369	631,607,903	700,268,828
Vessel Chartering Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues		1,193,594	1,597,273
Ship Management Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 397,173	$ 278,276	$ 229,289